Prepaid Expenses and Other Receivables, Net - Schedule of Prepaid Expenses and Other Receivables, Net (Details)		Mar. 31, 2025 HKD ($)		Mar. 31, 2025 USD ($)		Mar. 31, 2024 HKD ($)
Prepaid Expenses and Other Receivables Net [Line Items]
Prepayment to vendors		$ 1,371,382		$ 176,271		$ 358,642
Deferred offering costs						8,033,290
Receivable from disposal of property and equipment and termination of lease agreement	[1]	60,763,356		7,810,300		58,763,356
Accrued interest receivable from TSL	[2]	148,963	[3]	19,147	[3]
Others		15,900		2,045
Total before allowance for expected credit losses		106,419,004		13,678,711		75,697,151
Allowance for expected credit losses	[4]	(9,183,535)		(1,180,419)
Total		97,235,469		12,498,292		75,697,151
Hi Speed [Member]
Prepaid Expenses and Other Receivables Net [Line Items]
Loan receivables	[3]	5,741,863		738,038		7,741,863
Winner Logistics Solution Limited [Member]
Prepaid Expenses and Other Receivables Net [Line Items]
Loan receivables	[5]					800,000
Double Brave Limited ("DBL”) [Member]
Prepaid Expenses and Other Receivables Net [Line Items]
Loan receivables	[6]	2,600,000		334,195
Tech Season Limited ("TSL”) [Member]
Prepaid Expenses and Other Receivables Net [Line Items]
Loan receivables	[2]	3,717,540		477,839
Profit Credit Limited (“PCL”) [Member]
Prepaid Expenses and Other Receivables Net [Line Items]
Ohter receivables	[7]	29,060,000		3,735,267	[2]
Major Cellar Company Limited (“MCCL”) [Member]
Prepaid Expenses and Other Receivables Net [Line Items]
Ohter receivables	[8]	$ 3,000,000		$ 385,609

[1]	The balances represent the outstanding receivables in relation of the disposal of the cold storage equipment to Hi Speed Group and the termination of lease agreements. On September 22, 2023, a deed of addendum was entered for which the repayment schedule for the balance was adjusted to be settled by later date. Further. on March 28, 2024, a deed of share pledge was entered where the major shareholder of Hi Speed ("Shareholder) pledged his owned ordinary shares in Hi Speed as a collateral in favor of the Company. In the event of default by Hi Speed, the Company can exercise its right to seize the said ordinary shares pledged. On July 31, 2025, a second deed of addendum was entered for which the repayment schedule for the balance was adjusted to be settled by later date. Furthermore, Hi Speed and the Shareholder agreed in the second addendum to provide additional assets of Hi Speed for securing the repayment in the event for further default.
[2]	The balance represented a loan to TSL, which is a third party, from November 8, 2024 to April 24, 2025, bearing interest of 3.8% per annual. The balance was fully settled in April 2025.
[3]	The balance represents a loan to Hi Speed from October 26, 2022 to February 15, 2023, bearing interest of 1 .5% per month. The loan period was then extended to March 28, 2024 and no longer bears any interest. The accrued interest receivable was fully repaid during the year ended March 31, 2024. The loan receivable from Hi Speed is collateralised by the shares pledge and Hi Speed and the Shareholder agreed in the second addendum to provide additional assets of Hi Speed for securing the repayment in the event for further default as described in note 10(a) above.
[4]	The allowances of expected credit losses in relation to Hi Speed Group as mentioned in note (a) and (b), in aggregate, as at March 31, 2025, is HK$8,403,685 (US$1,080,180) while that in relation to note (d) to (g), in aggregate, as at March 31, 2025, is HK$779,850 (US$100,239).
[5]	The balance represented a loan to WSL, which is a third party, from February 7, 2024 to April 7, 2024, bearing interest of 2.5% per month. The balance was fully settled in April 2024.
[6]	The balance represented a loan to DBL, which is a third party, from February 23, 2025 to August 23, 2025, bearing interest of 2.5% per annual.
[7]	The balance represented a receivable from PCL, which is a third party, for potential construction project deal. The balance is not pledged and does not bear any interest. The project deal is on negotiation stage on March 31, 2025, and the balance will be fully refunded to the Company if the deal falls through.
[8]	The balance represented a receivable from MCCL, which is a third party, for potential strategic business deal related to automated wine warehouse. The balance is not pledged and does not bear any interest. The business deal is on negotiation stage on March 31, 2025, and the balance will be fully refunded to the Company if the deal falls through.